Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit losses	$ 448,038	$ 258,510
Net operating losses	646,305	426,337
Total deferred tax assets	$ 1,094,343	$ 684,847